Russell Investment Company: Classes A, C, M, R6, S and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 13, 2024, to

PROSPECTUS DATED MARCH 1, 2024

I. REAL ASSETS FUND: The Real Assets Fund is not currently offered for sale.

II. SECURITIES LENDING: Effective September 30, 2024, each Fund that lends its portfolio securities will no longer invest cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, effective September 30, 2024, the following changes are made in the Prospectus listed above:

(i)	The following paragraph in the section entitled “Management of the Funds” is deleted from the Prospectus listed above:

Each Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIM. RIM charges a management fee of 0.12% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.025% to RIFUS. RIM retains the balance of the management fee.

(ii)

For each Fund except the Tax-Exempt High Yield Bond, Tax-Exempt Bond and Real Assets Funds, the last paragraph in the sub-section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.

(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:

Securities Lending

If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

III. SUSTAINABLE EQUITY FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Sustainable Equity Fund in the Prospectus listed above:

•	Beutel, Goodman & Company Ltd.
•	Coho Partners, Ltd.
•	Jacobs Levy Equity Management, Inc.
•	Mar Vista Investment Partners, LLC
•	Sustainable Growth Advisers, LP

IV. GLOBAL EQUITY FUND RISK/RETURN SUMMARY:

(i)

The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented and defensive) and multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.

(ii)	The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

•	Algert Global LLC
•	Intermede Investment Partners Limited and Intermede Global Partners Inc.
•	Sanders Capital, LLC
•	Wellington Management Company LLP

V. EMERGING MARKETS FUND RISK/RETURN SUMMARY:

(i)	The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Emerging Markets Fund in the Prospectus listed above:

•	Axiom Investors LLC
•	Barrow, Hanley, Mcwhinney & Strauss, LLC
•	Numeric Investors LLC
•	Oaktree Fund Advisors, LLC
•	Pzena Investment Management, LLC
•	Sands Capital Management, LLC

(ii)	The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Emerging Markets Fund in the Prospectus listed above:

The following information is deleted:

Kathrine Husvaeg, Senior Director, Co-Head of Equity Portfolio Management, and Soeren Soerensen, Portfolio Manager, Equity, have primary responsibility for the management of the Fund. Ms. Husvaeg has managed the Fund since April 2018 and Mr. Soerensen has managed the Fund since June 2019.

The following information is added:

Soeren Soerensen, Senior Portfolio Manager, Equity, has primary responsibility for the management of the Fund. Mr. Soerensen has managed the Fund since June 2019.

VI. OPPORTUNISTIC CREDIT FUND RISK/RETURN SUMMARY: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Opportunistic Credit Fund in the Prospectus listed above:

The following information is deleted:

Gregory Nott, Senior Director, Head of Investments, Canada, and Albert Jalso, Senior Director, Head of U.S. Fixed Income, have primary responsibility for the management of the Fund. Mr. Nott and Mr. Jalso have managed the Fund since March 2022.

The following information is added:

Albert Jalso, Senior Director, Head of U.S. Fixed Income, has primary responsibility for the management of the Fund. Mr. Jalso has managed the Fund since March 2022.

VII. LONG DURATION BOND FUND RISK/RETURN SUMMARY: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Long Duration Bond Fund in the Prospectus listed above:

The following information is deleted:

Gregory Nott, Senior Director, Head of Investments, Canada, and Albert Jalso, Senior Director, Head of U.S. Fixed Income, have primary responsibility for the management of the Fund. Mr. Nott and Mr. Jalso have managed the Fund since March 2022.

The following information is added:

Albert Jalso, Senior Director, Head of U.S. Fixed Income, has primary responsibility for the management of the Fund. Mr. Jalso has managed the Fund since March 2022.

VIII. STRATEGIC BOND FUND RISK/RETURN SUMMARY:

(i)	The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

•	RBC Global Asset Management (UK) Limited
•	Schroder Investment Management North America Inc.
•	Western Asset Management Company LLC and Western Asset Management Company Limited*

*

The Fund is in the process of reducing its allocation to Western Asset Management Company LLC and Western Asset Management Company Limited (together, “Western”) to zero. Subject to Board approval, RIM expects to formally terminate Western as a money manager for the Fund in the third or fourth quarter of 2024.

(ii)	The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

The following information is deleted:

Gerard Fitzpatrick, Managing Director, Global Head of Fixed Income Portfolio Management, Gregory Nott, Senior Director, Head of Investments, Canada, and Albert Jalso, Senior Director, Head of U.S. Fixed Income, have primary responsibility for the management of the Fund. Mr. Fitzpatrick has managed the Fund since August 2011 and Mr. Nott and Mr. Jalso have managed the Fund since March 2022.

The following information is added:

Gerard Fitzpatrick, Managing Director, Global Head of Fixed Income Portfolio Management, and Albert Jalso, Senior Director, Head of U.S. Fixed Income, have primary responsibility for the management of the Fund. Mr. Fitzpatrick has managed the Fund since August 2011 and Mr. Jalso has managed the Fund since March 2022.

IX. INVESTMENT GRADE BOND FUND RISK/RETURN SUMMARY: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Investment Grade Bond Fund in the Prospectus listed above:

The following information is deleted:

Gregory Nott, Senior Director, Head of Investments, Canada, and Albert Jalso, Senior Director, Head of U.S. Fixed Income, have primary responsibility for the management of the Fund. Mr. Nott and Mr. Jalso have managed the Fund since March 2022.

The following information is added:

Albert Jalso, Senior Director, Head of U.S. Fixed Income, has primary responsibility for the management of the Fund. Mr. Jalso has managed the Fund since March 2022.

X. SHORT DURATION BOND FUND RISK/RETURN SUMMARY:

(i)	The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Short Duration Bond Fund in the Prospectus listed above:

•	Scout Investments, Inc.
•	Western Asset Management Company LLC and Western Asset Management Company Limited*

*

The Fund is in the process of reducing its allocation to Western Asset Management Company LLC and Western Asset Management Company Limited (together, “Western”) to zero. Subject to Board approval, RIM expects to formally terminate Western as a money manager for the Fund in the third or fourth quarter of 2024.

(ii)	The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Short Duration Bond Fund in the Prospectus listed above:

The following information is deleted:

Gerard Fitzpatrick, Managing Director, Global Head of Fixed Income Portfolio Management, and Gregory Nott, Senior Director, Head of Investments, Canada, have primary responsibility for the management of the Fund. Mr. Fitzpatrick has managed the Fund since May 2017 and Mr. Nott has managed the Fund since March 2022.

The following information is added:

Gerard Fitzpatrick, Managing Director, Global Head of Fixed Income Portfolio Management, has primary responsibility for the management of the Fund. Mr. Fitzpatrick has managed the Fund since May 2017.

XI. MULTI-STRATEGY INCOME FUND RISK/RETURN SUMMARY:

(i)	The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Multi-Strategy Income Fund in the Prospectus listed above:

•	Algert Global LLC
•	Berenberg Asset Management LLC
•	Boston Partners Global Investors, Inc.
•	Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited
•	Intermede Investment Partners Limited and Intermede Global Partners Inc.
•	Kopernik Global Investors, LLC
•	Man Investments Australia Limited
•	Marathon Asset Management, L.P.
•	MFS Institutional Advisors, Inc.
•	Oaktree Fund Advisors, LLC
•	PineStone Asset Management Inc.
•	RWC Asset Advisors (US) LLC

(ii)	The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Multi-Strategy Income Fund in the Prospectus listed above:

The following information is deleted:

Rob Balkema, Senior Director, Head of Multi-Asset, North America, and Venkat Kopanathi, Portfolio Manager, Multi-Asset, have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since May 2015 and Mr. Kopanathi has managed the Fund since June 2021.

The following information is added:

Rob Balkema, Senior Director, Head of Multi-Asset, North America, has primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since May 2015.

XII. MULTI-ASSET GROWTH STRATEGY FUND RISK/RETURN SUMMARY:

(i)	The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Multi-Asset Growth Strategy Fund in the Prospectus listed above:

•	Algert Global LLC
•	Berenberg Asset Management LLC
•	Boston Partners Global Investors, Inc.
•	Calamos Advisors LLC
•	Cohen & Steers Capital Management, Inc.,
•	Cohen & Steers UK Limited and Cohen & Steers Asia Limited
•	First Sentier Investors (Australia) IM Ltd
•	Intermede Investment Partners Limited and Intermede Global Partners Inc.
•	Kopernik Global Investors, LLC
•	Man Investments Australia Limited
•	Marathon Asset Management, L.P.
•	MFS Institutional Advisors, Inc.
•	Oaktree Fund Advisors, LLC
•	PineStone Asset Management Inc.
•	RWC Asset Advisors (US) LLC

(ii)	The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Multi-Asset Growth Strategy Fund in the Prospectus listed above:

The following information is deleted:

Rob Balkema, Senior Director, Head of Multi-Asset, North America, and Venkat Kopanathi, Portfolio Manager, Multi-Asset have primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since March 2017 and Mr. Kopanathi has managed the Fund since June 2021.

The following information is added:

Rob Balkema, Senior Director, Head of Multi-Asset, North America, has primary responsibility for the management of the Fund. Mr. Balkema has managed the Fund since March 2017.

XIII. MANAGEMENT OF THE FUNDS: The following changes are made to the list of employees who have primary responsibility for the management of the RIC Funds in the section entitled “Management of the Funds” in the Prospectus listed above:

The following information is deleted:

Rob Balkema, Senior Director, Head of Multi-Asset, North America since March 1, 2020. From May 2016 to February 2020, Mr. Balkema was a Senior Portfolio Manager. Mr. Balkema shares primary responsibility for the management of the Multi-Strategy Income and Multi-Asset Growth Strategy Funds with Mr. Kopanathi.

Gerard Fitzpatrick, Managing Director, Global Head of Fixed Income Portfolio Management since March 2019. Mr. Fitzpatrick shares primary responsibility for the management of the Strategic Bond Fund with Mr. Jalso and Mr. Nott, shares primary responsibility for the management of the Short Duration Bond Fund with Mr. Nott and shares primary responsibility for the management of the Tax-Exempt High Yield Bond and Tax-Exempt Bond Funds with Mr. Jalso.

Kathrine Husvaeg, Senior Director, Co-Head of Equity Portfolio Management since October 2022. Ms. Husvaeg was Senior Director of Equity Portfolio Management, Emerging Markets/Asia from October 2021 to September 2022. From March 1, 2020 to September 2021, Ms. Husvaeg was Director, Senior Portfolio Manager, Equity. From March 2016 to February 2020, Ms. Husvaeg was a Senior Portfolio Manager. Ms. Husvaeg shares primary responsibility for the management of the Emerging Markets Fund with Mr. Soerensen.

Albert Jalso, Senior Director, Head of U.S. Fixed Income since October 2022. Mr. Jalso was Senior Portfolio Manager, Fixed Income from September 2020 to September 2022. From March 2012 to August 2020, Mr. Jalso was a Senior Portfolio Manager. Mr. Jalso shares primary responsibility for the management of the Investment Grade Bond, Long Duration Bond and Opportunistic Credit Funds with Mr. Nott, shares primary responsibility for the management of the Tax-Exempt High Yield Bond and Tax-Exempt Bond Funds with Mr. Fitzpatrick, and shares primary responsibility for the management of the Strategic Bond Fund with Mr. Fitzpatrick and Mr. Nott.

Venkat Kopanathi, Portfolio Manager, Multi-Asset since March 2016. Mr. Kopanathi shares primary responsibility for the management of the Multi-Strategy Income and Multi-Asset Growth Strategy Funds with Mr. Balkema.

Gregory Nott, Senior Director, Head of Investments, Canada since December 2020. From March 2020 to December 2020, Mr. Nott was Director, Senior Portfolio Manager Multi-Asset and from June 2011 to February 2020, Mr. Nott was Chief Investment Officer Russell Investments Canada Ltd. Mr. Nott shares primary responsibility for the management of the Investment Grade Bond, Long Duration Bond and Opportunistic Credit Funds with Mr. Jalso, shares primary responsibility for the management of the Short Duration Bond Fund with Mr. Fitzpatrick and shares primary responsibility for the management of the Strategic Bond Fund with Mr. Jalso and Mr. Fitzpatrick.

Soeren Soerensen, Portfolio Manager, Equity since March 2020. From May 2019 to March 2020, Mr. Soerensen was an Associate Portfolio Manager. From March 2016 to May 2019, Mr. Soerensen was an Implementation Portfolio Manager. Mr. Soerensen shares primary responsibility for the management of the Emerging Markets Fund with Ms. Husvaeg.

The following information is added:

Rob Balkema, Senior Director, Head of Multi-Asset, North America since March 1, 2020. From May 2016 to February 2020, Mr. Balkema was a Senior Portfolio Manager. Mr. Balkema has primary responsibility for the management of the Multi-Strategy Income and Multi-Asset Growth Strategy Funds.

Gerard Fitzpatrick, Managing Director, Global Head of Fixed Income Portfolio Management since March 2019. Mr. Fitzpatrick has primary responsibility for the management of the Short Duration Bond Fund and shares primary responsibility for the management of the Strategic Bond, Tax-Exempt High Yield Bond and Tax-Exempt Bond Funds with Mr. Jalso.

Albert Jalso, Senior Director, Head of U.S. Fixed Income since October 2022. Mr. Jalso was Senior Portfolio Manager, Fixed Income from September 2020 to September 2022. From March 2012 to August 2020, Mr. Jalso was a Senior Portfolio Manager. Mr. Jalso has primary responsibility for the management of the Opportunistic Credit, Long Duration Bond and Investment Grade Bond Funds and shares primary responsibility for the management of the Strategic Bond, Tax-Exempt High Yield Bond and Tax-Exempt Bond Funds with Mr. Fitzpatrick.

Soeren Soerensen, Senior Portfolio Manager, Equity since May 2024. From March 2020 to April 2024 Mr. Soerensen was a Portfolio Manager. From May 2019 to March 2020, Mr. Soerensen was an Associate Portfolio Manager. Mr. Soerensen has primary responsibility for the management of the Emerging Markets Fund.

XIV. SUSTAINABLE EQUITY FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the eighth paragraph in the sub-section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” for the Sustainable Equity Fund in the Prospectus listed above:

In addition, the Fund will not invest in any tobacco companies as defined by reference to sub-industry classifications of the Global Industry Classification Standard methodology.

XV. GLOBAL EQUITY FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” for the Global Equity Fund in the Prospectus listed above:

RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a “multi-style, multi-manager” approach. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the Fund’s money managers and allocates Fund assets among itself and multiple money manager investment strategies. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.

XVI. MONEY MANAGER CHANGES: The following replaces the information in the “Money Manager Information” section for the Sustainable Equity, Global Equity, Emerging Markets, Multi-Strategy Income and Multi-Asset Growth Strategy Funds in the Prospectus listed above:

Sustainable Equity Fund

Beutel, Goodman & Company Ltd., 20 Eglinton Avenue West, Suite 2000, P.O. Box 2005, Toronto, Ontario, Canada M4R 1K8

Coho Partners, Ltd., 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, PA 19312.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, 4th Floor East, Florham Park, NJ 07932-0650.

Mar Vista Investment Partners, LLC, 11150 Santa Monica Boulevard, Suite 320, Los Angeles, CA 90025.

Sustainable Growth Advisers, LP, 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.

Global Equity Fund

Algert Global LLC, 101 California Street, Suite 3240, San Francisco, California 94111.

Intermede Investment Partners Limited, 6 Warwick Street, London W1B 5LU, United Kingdom and Intermede Global Partners Inc., 650 California Street, Floor 7, San Francisco, CA 94108.

Sanders Capital, LLC, 390 Park Avenue, 17th Floor, New York, NY 10022.

Wellington Management Company LLP, 280 Congress Street, Boston, MA 02210.

Emerging Markets Fund

Axiom Investors LLC, 33 Benedict Place, 2nd Floor, Greenwich, CT 06830.

Barrow, Hanley, Mewhinney & Strauss, LLC, JP Morgan Chase Tower, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201.

Numeric Investors LLC, 200 Pier 4 Boulevard, 5th Floor, Boston, MA 02210.

Oaktree Fund Advisors, LLC, 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071.

Pzena Investment Management, LLC, 320 Park Ave., 8th Floor, New York, NY 10022.

Sands Capital Management, LLC, 1000 Wilson Boulevard, Suite 3000, Arlington, VA 22209.

Multi-Strategy Income Fund

Algert Global LLC, 101 California Street, Suite 3240, San Francisco, California 94111.

Berenberg Asset Management LLC, 1251 6th Ave 53rd Floor, New York, NY 10020.

Boston Partners Global Investors, Inc., 1 Beacon Street, 30th Floor, Boston, MA 02108.

Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216, Cohen & Steers UK Limited, 50 Pall Mall, 7th Floor, London SW1Y 5JH, United Kingdom and Cohen & Steers Asia Limited, Suites 1201-02 Champion Tower, 3 Garden Road, Central Hong Kong.

Intermede Investment Partners Limited, 6 Warwick Street, London W1B 5LU, United Kingdom and Intermede Global Partners Inc., 650 California Street, Floor 7, San Francisco, CA 94108.

Kopernik Global Investors, LLC, Two Harbour Place, 302 Knights Run Avenue, Suite 1225, Tampa, FL 33602.

Man Investments Australia Limited, Chifley Tower, Level 28, 2 Chifley Square, Sydney NSW 2000 Australia.

Marathon Asset Management, L.P., One Bryant Park 38th Floor, New York, NY 10036.

MFS Institutional Advisors, Inc., 111 Huntington Avenue, Boston, MA 02199-7618.

Oaktree Fund Advisors, LLC, 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071.

PineStone Asset Management Inc, 1981 McGill College, Suite 1600, Montreal, Quebec, H3A 2Y1.

RWC Asset Advisors (US) LLC, 2640 South Bayshore Drive, Suite 201, Miami, FL 33133.

Multi-Asset Growth Strategy Fund

Algert Global LLC, 101 California Street, Suite 3240, San Francisco, California 94111.

Berenberg Asset Management LLC, 1251 6th Ave 53rd Floor, New York, NY 10020.

Boston Partners Global Investors, Inc., 1 Beacon Street, 30th Floor, Boston, MA 02108.

Calamos Advisors LLC, 2020 Calamos Court, Naperville, IL 60563-2787.

Cohen & Steers Capital Management, Inc., 1166 Avenue of the Americas, 30th Floor, New York, NY 10036, Cohen & Steers UK Limited, 50 Pall Mall, 7th Floor, London SW1Y 5JH, United Kingdom and Cohen & Steers Asia Limited, Suites 1201-02 Champion Tower, 3 Garden Road, Central Hong Kong.

First Sentier Investors (Australia) IM Ltd, Level 5, Tower 3, International Towers, 300 Barangaroo Avenue, Barangaroo NSW, 2000, Australia.

Intermede Investment Partners Limited, 6 Warwick Street, London W1B 5LU, United Kingdom and Intermede Global Partners Inc., 650 California Street, Floor 7, San Francisco, CA 94108.

Kopernik Global Investors, LLC, Two Harbour Place, 302 Knights Run Avenue, Suite 1225, Tampa, FL 33602.

Man Investments Australia Limited, Chifley Tower, Level 28, 2 Chifley Square, Sydney NSW 2000, Australia.

Marathon Asset Management, L.P., One Bryant Park, 38th Floor, New York, NY 10036.

MFS Institutional Advisors, Inc., 111 Huntington Avenue, Boston, MA 02199-7618.

Oaktree Fund Advisors, LLC, 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071.

PineStone Asset Management Inc., 1981 McGill College, Suite 1600, Montreal, Quebec, H3A 2Y1.

RWC Asset Advisors (US) LLC, 2640 South Bayshore Drive, Suite 201, Miami, FL 33133.

XVII. APPENDIX A: The following is added to the section entitled “Appendix A: Additional Information About Financial Intermediary-Specific Sales Charge Variations, Waivers And Discounts” in the Prospectus listed above:

J.P. MORGAN SECURITIES LLC

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•

Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

•

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

•	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

•	Shares purchased through rights of reinstatement.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

•

A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•	Breakpoints as described in the prospectus.

•

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

•	Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

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